[LETTERHEAD OF CLEARY GOTTLIEB STEEN & HAMILTON LLP]

VIA EDGAR

                      August 19, 2005

Re:
Ameriprise Financial, Inc.
Registration Statement on Form 10, Amendment No. 3; File No. 001-32525

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of Ameriprise Financial, Inc., a corporation organized under the laws of the State of Delaware and formerly named American Express Financial Corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, Amendment No. 3 to the Registration Statement on Form 10 relating to the proposed registration of the Company's common stock under Section 12(b) of the Securities Exchange Act of 1934, as amended.

        Should you have any questions regarding this filing, please do not hesitate to contact me (1-212-225-2486 (phone); 1-212-225-3999 (fax)) or Kimberly Blacklow (1-212-225-2018 (phone); 1-212-225-3999 (fax)).

Very truly yours,
/s/ MARIANNE C. FIORELLI Marianne C. Fiorelli